Right-Of-Use Assets - Additional Information (Detail) ¥ in Millions	Jan. 01, 2019 CNY (¥)
Right-of-use assets [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Net book value of assets held under finance leases	¥ 343
Land Use Rights [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Net book value additions to right of use assets	¥ 9,290